INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense/(recovery)
United States	$ 2,700	$ (10,716)	$ (14,774)
Canada	(11)		(10,472)
Current Tax expense/(recovery)	2,689	(10,716)	(25,246)
Deferred Tax expense/(recovery)
United States	148,920	(167,835)	53,020
Canada	(50,165)	(20,425)	8,630
Deferred tax expense/(recovery)	98,755	(188,260)	61,650
Income tax expense/(recovery)	$ 101,444	$ (198,976)	$ 36,404